CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS
Advertising, revenue received from CRIC	$ 3,474	$ 2,526	$ 852
Non-advertising, amortization of deferred revenue from CRIC	$ 18,745	$ 18,745	$ 4,686